Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
Property, plant and equipment, net

Note 6 — Property, plant and equipment, net

Balance as of December 31, 2022:

	Computers and peripherals and equipment	Office furniture and equipment	Leasehold improvements	Total
	U.S. dollars in thousands
Cost:

Balance at January 1, 2022	$8	$16	$-	$24
Purchases during the year	58	9	3	70

Balance at December 31, 2022	66	25	3	94

Accumulated depreciation:

Balance at January 1, 2022	4	1	-	5
Depreciation during the year	10	2	-	12

Balance at December 31, 2022	14	3	-	17

Depreciated cost at December 31, 2022	$52	$22	$3	$77

Balance as of December 31, 2021:

	Computers and peripherals and equipment	Office furniture and equipment		Leasehold improvements	Total
	U.S. dollars in thousands
Cost:

Balance at January 1, 2021	$5	$2		$9	$16
Purchases during the year	3	14		-	17
Disposals during the year	-	-		(9)	(9)

Balance at December 31, 2021	8	16		-	24

Accumulated depreciation:

Balance at January 1, 2021	2	(*	)	1	3
Depreciation during the year	2	1		-	3
Disposals during the year	-	-		(1)	(1)

Balance at December 31, 2021	4	1		-	5

Depreciated cost at December 31, 2021	$4	$15		$-	$19

(*)	less than 1 thousand